Financing Liabilities - The Changes in Liabilities Arising from Financing Activities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities	¥ 330,040	¥ 334,540	¥ 115,634
IFRS 16 [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities		¥ 272,232